Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loans

NOTE 6 – LOANS

Loans and Loan Income: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances as adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Discounts and premiums on purchased residential real estate loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments. Discounts and premiums on purchased consumer loans are recognized over the expected lives of the loans using methods that approximate the interest method.

Allowance for Loan Losses: The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

The Company has a geographic concentration of loan and deposit customers within the Chicago metropolitan area. Most of the loans are secured by specific items of collateral including commercial and residential real estate and other business and consumer assets. Commercial loans are expected to be repaid from cash flow from operations of businesses.

Loans consisted of the following at September 30, 2012 and December 31, 2011, respectively:

	September 30,	December 31,
	2012	2011
Real estate
Commercial	$96,116	$94,513
Construction	2,486	4,361
Residential	19,460	21,054
Home equity	53,749	59,176

Total real estate loans	171,811	179,104
Commercial	26,205	26,203
Consumer	1,299	1,392

Total loans	199,315	206,699
Deferred loan costs, net	211	265
Allowance for loan losses	(5,309)	(8,854)

Loans, net	$194,217	$198,110

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. As a general rule, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans.

Construction

Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction loans are generally based on estimates of costs and value associated with the completed project. These estimates may be inaccurate. Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

Residential and Consumer, including Home Equity Lines of Credit (HELOC)

With respect to residential loans that are secured by one-to-four family residences and are generally owner occupied, the Company generally establishes a maximum loan-to-value ratio and may require private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in one-to-four family residences, and consumer loans are secured by consumer assets such as automobiles or recreational vehicles. Some consumer loans are unsecured such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Policy for charging off loans:

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral.

Consistent with regulatory guidance, charge-offs on all loan segments are taken when specific loans, or portions thereof, are considered uncollectible. The Company’s policy is to promptly charge these loans off in the period the uncollectible loss is reasonably determined.

For all loan portfolio segments except one-to-four family residential loans and consumer loans, the Company promptly charges-off loans, or portions thereof, when available information confirms that specific loans are uncollectible based on information that includes, but is not limited to, (1) the deteriorating financial condition of the borrower, (2) declining collateral values, and/or (3) legal action, including bankruptcy, that impairs the borrower’s ability to adequately meet its obligations. For impaired loans that are considered to be solely collateral dependent, a partial charge-off is recorded when a loss has been confirmed by an updated appraisal or other appropriate valuation of the collateral.

The Company charges-off one-to-four family residential and consumer loans, or portions thereof, when the Company reasonably determines the amount of the loss. The Company adheres to timeframes established by applicable regulatory guidance which provides for the charge-down of one-to-four family first and junior lien mortgages to the net realizable value less costs to sell when the loan is 180 days past due, charge-off of unsecured open-end loans when the loan is 180 days past due, and charge down to the net realizable value when other secured loans are 120 days past due. Loans at these respective delinquency thresholds for which the Company can clearly document that the loan is both well-secured and in the process of collection, such that collection will occur regardless of delinquency status, need not be charged off.

Policy for determining delinquency:

The entire balance of a loan is considered delinquent if the minimum payment contractually required to be made is not received by the specified due date.

Period utilized for determining historical loss factors:

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the prior three years. Management believes the three year historical loss experience methodology is appropriate in the current economic environment, as it captures loss rates that are comparable to the current period being analyzed.

Policy for recognizing interest income on impaired loans:

Interest income on loans individually classified as impaired is recognized on a cash basis after all past due and current principal payments have been made.

Policy for recognizing interest income on non-accrual loans:

Subsequent payments on non-accrual loans are recorded as a reduction of principal, and interest income is recorded only after principal recovery is reasonably assured. Nonaccrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates there is no longer any reasonable doubt as to the timely collection of interest or principal. The Company requires a period of satisfactory performance of not less than six months before returning a nonaccrual loan to accrual status.

The Bank has entered into transactions, including the making of direct and indirect loans, with certain directors and their affiliates (related parties). Such transactions were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.

The aggregate amount of loans, as defined, to such related parties were as follows:

Balances, January 1, 2012	$3,281
New loans including renewals	2,164
Payments, etc., including renewals	(3,099)

Balances, September 30, 2012	$2,346

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method for the nine months ended September 30, 2012 and 2011:

	September 30, 2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Total

Balance at beginning of period	$695	$4,171	$1,768	$18	$804	$1,398	$8,854
Provision for loan losses	254	950	9	5	71	(152)	1,137
Charge-offs	(295)	(1,877)	(1,740)	(5)	(456)	(358)	(4,731)
Recoveries	9	10	—	—	30	—	49

Balance at end of period	$663	$3,254	$37	$18	$449	$888	$5,309

Ending balance: individually evaluated for impairment	$—	$2,034	$—	$—	$240	$571	$2,845

Ending balance: collectively evaluated for impairment	$663	$1,220	$37	$18	$209	$317	$2,464

Total Loans:
Ending balance	$26,205	$96,116	$2,486	$1,299	$19,460	$53,749	$199,315

Ending balance: individually evaluated for impairment	$—	$6,771	$—	$—	$1,686	$2,651	$11,108

Ending balance: collectively evaluated for impairment	$26,205	$89,345	$2,486	$1,299	$17,774	$51,098	$188,207

	September 30, 2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	6	1,849	410	3	345	533	(279)	2,867
Charge-offs	(109)	(194)	(2,801)	(8)	(139)	(530)	—	(3,781)
Recoveries	1	—	—	3	—	4	—	8

Balance at end of period	$689	$2,855	$1,486	$17	$867	$845	$14	$6,773

Ending balance: individually evaluated for impairment	$—	$1,683	$1,450	$—	$566	$447	$—	$4,146

Ending balance: collectively evaluated for impairment	$689	$1,172	$36	$17	$301	$398	$14	$2,627

Total Loans:
Ending balance	$28,279	$94,782	$5,699	$1,448	$25,701	$61,329	$—	$217,238

Ending balance: individually evaluated for impairment	$—	$6,606	$2,722	$—	$7,946	$1,796	$—	$19,070

Ending balance: collectively evaluated for impairment	$28,279	$88,176	$2,977	$1,448	$17,755	$59,533	$—	$198,168

The following tables present the changes in the allowance for loan losses for the three months ended September 30, 2012 and 2011:

	September 30, 2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Balance at beginning of period	$652	$3,051	$28	$18	$274	$1,144	$—	$5,168
Provision for loan losses	11	217	9	—	165	(222)	—	180
Charge-offs	—	(20)	—	—	—	(34)	—	(54)
Recoveries	—	6	—	—	10	—	—	16

Balance at end of period	$663	$3,254	$37	$18	$449	$888	$—	$5,309

	September 30, 2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$658	$2,780	$1,543	$19	$789	$815	$—	$6,604
Provision for loan losses	31	75	(57)	2	78	30	14	173
Charge-offs	—	—	—	(8)	—	—	—	(8)
Recoveries	—	—	—	4	—	—	—	4

Balance at end of period	$689	$2,855	$1,486	$17	$867	$845	$14	$6,773

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011:

	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

The following table summarizes the Company’s nonaccrual loans by class at September 30, 2012 and December 31, 2011.

	September 30, 2012	December 31, 2011
Commercial	$—	$39
Consumer	—	—
Real estate loans:
Construction	—	2,175
Commercial	4,886	4,721
Residential	1,280	4,187
Home equity	2,652	2,677

Total	$8,818	$13,799

The following table presents impaired loans as of September 30, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance
With no related allowance recorded:
Commercial real estate	$1,884	$1,884	$—
Construction	—	—	—
Residential	786	786	—
HELOC	181	181	—

Subtotal	2,851	2,851	—

With an allowance recorded:
Commercial	—	—	—
Commercial real estate	4,886	4,886	2,034
Construction	—	—	—
Residential	901	901	240
HELOC	2,470	2,470	571

Subtotal	8,257	8,257	2,845

Total Impaired Loans	$11,108	$11,108	$2,845

	Three Months Ended September 30,				Nine Months Ended September 30,
	2012		2011		2012		2011
	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$1,889	$21	$—	$—	$1,466	$58	$760	$—
Construction	—	—	572	—	—	—	572	—
Residential	786	4	2,358	—	1,836	9	2,360	—
HELOC	166	—	525	—	165	—	523	1

Subtotal	2,841	25	3,455	—	3,467	67	4,215	1

With an allowance recorded:
Commercial	—	—	—	—	—	—	—	—
Commercial real estate	4,854	—	6,607	36	3,940	53	5,534	199
Construction	—	—	2,150	—	—	—	2,150	—
Residential	902	4	5,596	13	435	8	5,609	47
HELOC	2,491	7	1,261	3	2,505	7	1,258	7

Subtotal	8,247	11	15,614	52	6,880	68	14,551	253

Total Impaired Loans	$11,088	$36	$19,069	$52	$10,347	$135	$18,766	$254

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance
With no related allowance recorded:
Construction	$25	$776	$—
Residential	2,353	2,353	—
HELOC	510	510	—

Subtotal	2,888	3,639	—

With an allowance recorded:
Commercial	39	39	39
Commercial real estate	6,671	6,671	3,002
Construction	2,150	2,150	1,740
Residential	1,356	1,355	451
HELOC	2,149	2,149	977

Subtotal	12,365	12,364	6,209

Total Impaired Loans	$15,253	$16,003	$6,209

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed during the loan approval process and is updated as circumstances warrant. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Bank’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged, if any. Loans so classified have a well- defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The following tables summarize credit quality of the Company at September 30, 2012 and December 31, 2011:

	September 30, 2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$25,682	$255	$268	$—	$—	$26,205
Real estate loans:
Construction	2,486	—	—	—	—	2,486
Commercial real estate	86,866	3,373	5,877	—	—	96,116
Residential	14,644	2,665	2,151	—	—	19,460
Home equity	50,522	30	3,197	—	—	53,749
Individuals loans for household and other personal expenditures	1,299	—	—	—	—	1,299

Total	$181,499	$6,323	$11,493	$—	$—	$199,315

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Individuals loans for household and other personal expenditures	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

The following tables summarize past due aging of the Company’s loan portfolio at September 30, 2012 and December 31, 2011:

	September 30, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$200	$—	$—	$200	$26,005	$26,205	$—
Real estate loans:
Construction	—	—	—	—	2,486	2,486	—
Commercial real estate	1,801	239	4,886	6,926	89,190	96,116	20
Residential	1,875	870	1,299	4,044	15,416	19,460	—
Home equity	335	500	2,652	3,487	50,262	53,749	—
Individuals loans for household and other personal expenditures	—	—	—	—	1,299	1,299	—

Total	$4,211	$1,609	$8,837	$14,657	$184,658	$199,315	$20

	December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Individuals loans for household and other personal expenditures	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

The Company may grant a concession or modification for economic or legal reasons related to a borrower’s financial condition that it would not otherwise consider resulting in a modified loan which is then identified as a troubled debt restructuring (TDR). The Company may modify loans through interest rate reductions, short-term extensions of maturity, interest only payments, or payment modifications to better match the timing of cash flows due under the modified terms with the cash flows from the borrowers’ operations. Loan modifications are intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. TDRs are considered impaired loans for purposes of calculating the Company’s allowance for loan losses.

The Company identifies loans for potential restructure primarily through direct communication with the borrower and evaluation of the borrower’s financial statements, revenue projections, tax returns and credit reports. Even if the borrower is not presently in default, management will consider the likelihood that cash flow shortages, adverse economic conditions, and negative trends may result in a payment default in the near future.

For one-to-four family residential and home equity lines of credit, a restructure often occurs with past due loans and may be offered as an alternative to foreclosure. There are other situations where borrowers, who are not past due, experience a sudden job loss, become overextended with credit obligations, or other problems, have indicated that they will be unable to make the required monthly payment and request payment relief.

When considering a loan restructure, management will determine if: (i) the financial distress is short or long term; (ii) loan concessions are necessary; and (iii) the restructure is a viable solution.

When a loan is restructured, the new terms often require a reduced monthly debt service payment. No TDRs that were on non-accrual status at the time the concessions were granted have been returned to accrual status. For commercial loans, management completes an analysis of the operating entity’s ability to repay the debt. If the operating entity is capable of servicing the new debt service requirements and the underlying collateral value is believed to be sufficient to repay the debt in the event of a default, the new loan is generally placed on accrual status.

For retail loans, an analysis of the individual’s ability to service the new required payments is performed. If the borrower complies with the terms of the newly restructured debt for at least six consecutive months and the underlying collateral value is believed to be sufficient to repay the debt in the event of a future default, the new loan is generally placed on accrual status. The reason for the TDR is also considered, such as paying past due real estate taxes or payments caused by a temporary job loss, when determining whether a retail TDR loan could be returned to accrual status. Retail TDRs remain on non-accrual status until sufficient payments have been made to bring the past due principal and interest current at which point the loan would be transferred to accrual status.

The following table summarizes the loans that have been restructured as TDRs during the three and nine months ended September 30, 2012:

	Three months ended September 30, 2012			Nine months ended September 30, 2012
	Count	Balance Prior to TDR	Balance after TDR	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	—	$—	$—	2	$997	$997
Residential	—	—	—	2	636	636

Total	—	$—	$—	4	$1,633	$1,633

	Three months ended September 30, 2011			Nine months ended September 30, 2011
	Count	Balance Prior to TDR	Balance after TDR	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	—	$—	$—	1	$1,100	$1,128
Construction	3	533	533	3	533	533
Residential	1	371	371	1	371	371

Total	4	$904	$904	5	$2,004	$2,032

The following table sets forth the Company’s TDRs that had payment defaults during the nine months ended September 30, 2012. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

		Default
	Count	Balance
Real estate loans:
Commercial real estate	3	$4,457
Residential	2	579

Total	5	$5,036

NOTE 5 – LOANS

Loans and Loan Income: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Discounts and premiums on purchased residential real estate loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments. Discounts and premiums on purchased consumer loans are recognized over the expected lives of the loans using methods that approximate the interest method.

Loans consisted of the following at December 31:

	2011	2010

Real estate
Commercial	$94,513	$94,356
Construction	4,361	15,435
Residential	21,054	25,964
Home equity	59,176	66,243

Total real estate loans	179,104	201,998
Commercial	26,203	25,572
Consumer	1,392	1,399

Total loans	206,699	228,969
Deferred loan costs, net	265	317
Allowance for loan losses	(8,854)	(7,679)

Loans, net	$198,110	$221,607

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. As a general rule, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans.

Construction

Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction loans are generally based on estimates of costs and value associated with the completed project. These estimates may be inaccurate. Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

Residential and Consumer, including Home Equity Lines of Credit (HELOC)

With respect to residential loans that are secured by one-to-four family residences and are generally owner occupied, the Company generally establishes a maximum loan-to-value ratio and may require private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in one-to-four family residences, and consumer loans are secured by consumer assets such as automobiles or recreational vehicles. Some consumer loans are unsecured such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Policy for charging off loans:

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral.

Consistent with regulatory guidance, charge-offs on all loan segments are taken when specific loans, or portions thereof, are considered uncollectible. The Company’s policy is to promptly charge these loans off in the period the uncollectible loss is reasonably determined.

For all loan portfolio segments except one-to-four family residential loans and consumer loans, the Company promptly charges-off loans, or portions thereof, when available information confirms that specific loans are uncollectible based on information that includes, but is not limited to, (1) the deteriorating financial condition of the borrower, (2) declining collateral values, and/or (3) legal action, including bankruptcy, that impairs the borrower’s ability to adequately meet its obligations. For impaired loans that are considered to be solely collateral dependent, a partial charge-off is recorded when a loss has been confirmed by an updated appraisal or other appropriate valuation of the collateral.

The Company charges-off one-to-four family residential and consumer loans, or portions thereof, when the Company reasonably determines the amount of the loss. The Company adheres to timeframes established by applicable regulatory guidance which provides for the charge-down of one-to-four family first and junior lien mortgages to the net realizable value less costs to sell when the loan is 180 days past due, charge-off of unsecured open-end loans when the loan is 180 days past due, and charge down to the net realizable value when other secured loans are 120 days past due. Loans at these respective delinquency thresholds for which the Company can clearly document that the loan is both well-secured and in the process of collection, such that collection will occur regardless of delinquency status, need not be charged off.

Policy for determining delinquency:

The entire balance of a loan is considered delinquent if the minimum payment contractually required to be made is not received by the specified due date.

Period utilized for determining historical loss factors:

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the prior three years. Management believes the three year historical loss experience methodology is appropriate in the current economic environment, as it captures loss rates that are comparable to the current period being analyzed.

Policy for recognizing interest income on impaired loans:

Interest income on loans individually classified as impaired is recognized on a cash basis after all past due and current principal payments have been made.

Policy for recognizing interest income on nonaccrual loans:

Subsequent payments on nonaccrual loans are recorded as a reduction of principal, and interest income is recorded only after principal recovery is reasonably assured. Nonaccrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates there is no longer any reasonable doubt as to the timely collection of interest or principal. The Company requires a period of satisfactory performance of not less than six months before returning a nonaccrual loan to accrual status.

The Bank has entered into transactions, including the making of direct and indirect loans, with certain directors and their affiliates (related parties). In management’s opinion such transactions were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.

The aggregate amount of loans, as defined, to such related parties were as follows:

Balances, January 1, 2011	$3,353
New loans including renewals	150
Payments, etc., including renewals	(224)

Balances, December 31, 2011	$3,279

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011 and 2010:

	2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	11	3,367	703	(1)	1,014	1,370	(293)	6,171
Charge-offs	(109)	(396)	(2,812)	(8)	(872)	(813)	—	(5,010)
Recoveries	2	—	—	9	—	3	—	14

Balance at end of period	$695	$4,171	$1,768	$19	$803	$1,398	$—	$8,854

Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

	2010
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$762	$2,245	$619	$24	$770	$390	$2	$4,812
Provision for loan losses	1,287	(589)	6,342	(7)	(2)	1,018	291	8,340
Charge-offs	(1,280)	(456)	(3,084)	(15)	(107)	(570)	—	(5,512)
Recoveries	22	—	—	17	—	—	—	39

Balance at end of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679

Ending balance: individually evaluated for impairment	$109	$315	$3,647	$—	$387	$469	$—	$4,927

Ending balance: collectively evaluated for impairment	$682	$885	$230	$19	$274	$369	$293	$2,752

Total Loans:
Ending balance	$25,572	$94,356	$15,435	$1,399	$25,964	$66,243	$—	$228,969

Ending balance: individually evaluated for impairment	$351	$5,707	$11,189	$—	$6,928	$2,174	$—	$26,349

Ending balance: collectively evaluated for impairment	$25,221	$88,649	$4,246	$1,399	$19,036	$64,069	$—	$202,620

The following table summarizes the Company’s nonaccrual loans by class at December 31, 2011 and 2010.

	2011	2010
Commercial and industrial	$39	$351
Real estate loans:
Construction	2,175	9,789
Commercial	4,721	1,052
Residential mortgage	4,187	6,928
Home equity	2,677	2,174

Total	$13,799	$20,294

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Construction	$25	$776	$—	$525	$—
Residential	2,353	2,353	—	2,359	—
HELOC	510	510	—	523	1

Subtotal	2,888	3,639	—	3,407	1

With an allowance recorded:
Commercial	39	39	39	877	30
Commercial real estate	6,671	6,671	3,002	4,987	232
Construction	2,150	2,150	1,740	2,150	—
Residential	1,356	1,355	451	1,378	54
HELOC	2,149	2,149	977	2,159	51

Subtotal	12,365	12,364	6,209	11,551	367

Total Impaired Loans	$15,253	$16,003	$6,209	$14,958	$368

The following table presents impaired loans as of December 31, 2010:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial	$109	$109	$—	$246	$—
Commercial real estate	464	464	—	491	3
Construction	572	1,323	—	572	—
Residential	2,588	2,588	—	2,728	20
HELOC	636	636	—	276	—

Subtotal	4,369	5,120	—	4,313	23

With an allowance recorded:
Commercial	242	242	109	110	—
Commercial real estate	5,243	5,243	315	5,169	209
Construction	10,617	12,440	3,647	11,244	—
Residential	4,340	4,340	387	4,356	25
HELOC	1,538	1,679	469	1,578	—

Subtotal	21,980	23,944	4,927	22,457	234

Total Impaired Loans	$26,349	$29,064	$4,927	$26,770	$257

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed during the loan approval process and is updated as circumstances warrant. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged, if any. Loans so classified have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The following table summarizes credit quality of the Company at December 31, 2011 and 2010:

	2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential mortgage	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Consumer	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

	2010
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$22,241	$2,238	$1,093	$—	$—	$25,572
Real estate loans:
Construction	2,077	773	12,585	—	—	15,435
Commercial real estate	85,412	3,203	5,741	—	—	94,356
Residential mortgage	14,685	1,285	9,994	—	—	25,964
Home equity	62,635	526	3,082	—	—	66,243
Consumer	1,399	—	—	—	—	1,399

Total	$188,449	$8,025	$32,495	$—	$—	$228,969

The following table summarizes aging of the Company’s loan portfolio at December 31, 2011 and 2010:

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential mortgage	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Consumer	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

	2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$351	$351	$25,221	$25,572	$—
Real estate loans:
Construction	1,154	—	9,789	10,943	4,492	15,435	—
Commercial real estate	1,958	—	1,052	3,010	91,346	94,356	—
Residential mortgage	104	168	6,928	7,200	18,764	25,964	—
Home equity	687	298	2,174	3,159	63,084	66,243	—
Consumer	12	—	—	12	1,387	1,399	—

Total	$3,915	$466	$20,294	$24,675	$204,294	$228,969	$—

The Company may grant a concession or modification for economic or legal reasons related to a borrower’s financial condition that it would not otherwise consider resulting in a modified loan which is then identified as a troubled debt restructuring (TDR). The Company may modify loans through interest rate reductions, short-term extensions of maturity, interest only payments, or payment modifications to better match the timing of cash flows due under the modified terms with the cash flows from the borrowers’ operations. Loan modifications are intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. TDRs are considered impaired loans for purposes of calculating the Company’s allowance for loan losses.

The Company identifies loans for potential restructure primarily through direct communication with the borrower and evaluation of the borrower’s financial statements, revenue projections, tax returns and credit reports. Even if the borrower is not presently in default, management will consider the likelihood that cash flow shortages, adverse economic conditions, and negative trends may result in a payment default in the near future.

For one-to-four family residential and home equity lines of credit, a restructure often occurs with past due loans and may be offered as an alternative to foreclosure. There are other situations where borrowers, who are not past due, experience a sudden job loss, become overextended with credit obligations, or other problems, have indicated that they will be unable to make the required monthly payment and request payment relief.

When considering a loan restructure, management will determine if: (i) the financial distress is short or long term; (ii) loan concessions are necessary; and (iii) the restructure is a viable solution.

When a loan is restructured, the new terms often require a reduced monthly debt service payment. No TDRs that were on non-accrual status at the time the concessions were granted have been returned to accrual status. For commercial loans, management completes an analysis of the operating entity’s ability to repay the debt. If the operating entity is capable of servicing the new debt service requirements and the underlying collateral value is believed to be sufficient to repay the debt in the event of a default, the new loan is generally placed on accrual status.

For retail loans, an analysis of the individual’s ability to service the new required payments is performed. If the borrower is capable of servicing the newly restructured debt and the underlying collateral value is believed to be sufficient to repay the debt in the event of a future default, the new loan is generally placed on accrual status. The reason for the TDR is also considered, such as paying past due real estate taxes or payments caused by a temporary job loss, when determining whether a retail TDR loan could be returned to accrual status. Retail TDRs remain on non-accrual status until sufficient payments have been made to bring the past due principal and interest current at which point the loan would be transferred to accrual status.

The following table summarizes the loans that have been restructured as TDRs for the years ended December 31, 2011 and 2010:

	December 31, 2011
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	4	$5,847	$5,811
Construction	1	533	344
Residential mortgage	2	2,733	2,719

Total	7	$9,113	$8,874

	December 31, 2010
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	6	$8,683	$8,683
Residential mortgage	2	6,106	6,106

Total	8	$14,789	$14,789

The following table sets forth the Company’s TDRs that had payment defaults during the year ended December 31, 2011. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

	Count	Default Balance
Real estate loans:
Commercial real estate	1	$2,352